Provisions - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 428	€ 454
Increases	230	70
Decreases	(64)	(97)
Other provisions at end of period	597	428
Lump-sum retirement benefits
Disclosure of other provisions [line items]
Other provisions at beginning of period	318	414
Increases	0	0
Decreases	(48)	(97)
Other provisions at end of period	270	318
Non-current provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	318	414
Increases	0	0
Decreases	(48)	(97)
Other provisions at end of period	270	318
Provisions for disputes
Disclosure of other provisions [line items]
Other provisions at beginning of period	94	40
Increases	80	54
Decreases	0	0
Other provisions at end of period	177	94
Provisions for charges
Disclosure of other provisions [line items]
Other provisions at beginning of period	16	0
Increases	150	16
Decreases	(16)	0
Other provisions at end of period	150	16
Current provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	110	40
Increases	230	70
Decreases	(16)	0
Other provisions at end of period	€ 327	€ 110